Cert Amx

1-11653

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03055604

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

APR 0 8 2003
081

April 8, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 2, 2003, the American Stock Exchange, Inc. (the "Exchange") received from iShares, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

iShares MSCI Emerging Market Index Fund, par value $.001 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
APR 10 2003
THOMSON FINANCIAL

cc: Herbert Scholl